COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	11 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Underwriting Agreement
Underwriting fee discount (in dollars per share)	$ 0.20
Underwriting expense	$ 8,280,000
Deferred underwriting discount (in dollars per share)	$ 0.35
Deferred underwriting fees	$ 14,490,000	$ 14,490,000	$ 14,490,000